Morgan Stanley Bank Of America Merrill Lynch
T
rust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
October 2025
D
A
TES
ADMINISTR
A
TOR
Payment
Date:
Prior
Payment:
Next
Payment:
Record Date:
Determination Date:
Oct
20,
2025
Sep
17,
2025
Nov
18,
2025
Sep 30, 2025
Oct 14, 2025
First Payment Date:
Closing Date:
Cut-off Date:
Final Distribution Date:
Feb 15, 2013
Jan 30, 2013
Jan 1, 2013
Feb 15, 2046
Name:
Faseeh Ejaz
Title:
Account Administrator
Phone:
312.326.6925
T
ABLE OF CONTENTS
Statement to Certificateholders
Page
1
Email:
faseeh.ejaz@usbank.com
Website:
https://pivot.usbank.com/
Historical Delinquency & Liquidation (Stated)
REO Status Report
REO Additional Detail
Historical Liquidation Loss Loan Detail
Bond/Collateral Realized Loss Reconciliation
Interest Adjustment Reconciliation
Appraisal Reduction Report
Loan Level Detail
Historical Loan Modification Report
Material Breaches and Document Defects
Mortgage Loan Characteristics
Delinquency Summary Report
Defeased Loan Detail
Page
9
Page
10
Page
11
Page
12
Page
13
Page
14
Page
15
Page
16
Page
18
Page
19
Page
20
Page
24
Page
25
P
ARTIES TO THE TRANSACTION
Mortgage Loan Seller:
Bank of America, National Association
Mortgage Loan Seller:
Morgan Stanley Mortgage Capital Holdings LLC
Depositor:
Morgan Stanley Capital I Inc.
Trustee:
U.S. Bank
Certificate Administrator:
U.S. Bank
Custodian:
Wells Fargo Bank, National Association
Master Servicer:
Midland Loan Services,
a Division of PNC Bank National Association
Special Servicer:
Midland Loan Services,
a Division of PNC Bank National Association
Trust Advisor:
Situs Holdings, LLC
Rating Agency:
DBRS, Inc.
Rating Agency:
Moody’s Investors Service, Inc.
* This report contains, or is based on, information furnished to U.S.
Bank Global Corporate Trust ("U.S. Bank") by one or more third parties (e.g. Servicers, Master Servicer, etc.), and U.S. Bank
has not independently verified information received from any such third party.

Morgan Stanley Bank Of America Merrill Lynch Trust 2013-C7
Commercial Mortgage Pass
-
Through Certificates, Series 2013-C7
October 2025
PAYMENT DETAIL
Pass-Through
Class
Rate
A-1
0.73800%
A-2
1.86300%
A-AB
2.46900%
A-3
2.65500%
A-4
2.91800%
X-A
0.00000%
A-S*
3.21400%
B*
3.76900%
C*
4.03670%
X-B
0.11600%
D
4.15270%
E
4.15270%
F
4.15270%
G
4.15270%
H
4.15270%
R
0.00000%
Original
Balance
102,200,000.00
135,700,000.00
111,600,000.00
160,000,000.00
466,316,000.00
1,099,536,000.00
123,720,000.00
85,384,000.00
52,276,000.00
137,660,000.00
55,761,000.00
6,970,000.00
22,653,000.00
27,880,000.00
43,563,886.00
0.00
Beginning
Balance
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
6,684,148.57
6,684,148.57
55,761,000.00
6,970,000.00
22,653,000.00
27,880,000.00
37,649,858.34
0.00
Principal
Distribution
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Interest
Distribution
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Total
Distribution
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Collateral
Support
Deficit
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
101,561.97
0.00
Trust
Advisor
Expense
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Ending
Balance
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
6,684,148.57
6,684,148.57
55,761,000.00
6,970,000.00
22,653,000.00
27,880,000.00
37,548,296.37
0.00
Exchangeable
Percent
Outstanding
100.00%
100.00%
100.00%
Totals:
1,394,023,886.00
157,598,006.91
0.00
0.00
0.00
101,561.97
0.00
157,496,444.94
* Denotes Exchange and Exchangeable classes

Morgan Stanley Bank Of America Merrill Lynch Trust 2013-C7
Commercial Mortgage Pass
-
Through Certificates, Series 2013-C7
October 2025
EXCHANGEABLE CERTIFICATE DETAIL
Pass-Through
Class
Rate
PST*
N/A
Original
Balance
0.00
Beginning
Balance
0.00
Principal
Distribution
0.00
Interest
Distribution
0.00
Total
Distribution
0.00
Collateral
Support
Deficit
0.00
Trust
Advisor
Expense
0.00
Ending
Balance
0.00
Percent
Exchanged
0.00%
Totals:
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
* Denotes Exchange and Exchangeable classes

Morgan Stanley Bank Of America Merrill Lynch Trust 2013-C7
Commercial Mortgage Pass
-
Through Certificates, Series 2013-C7
October 2025
FACTOR DETAIL
Class
Cusip
A-1
61690KAA0
A-2
61690KAB8
A-AB
61690KAC6
A-3
61690KAD4
A-4
61690KAE2
X-A
61690KAF9
A-S*
61690KAG7
B*
61690KAH5
C*
61690KAK8
X-B
61690KAW2
D
61690KAL6
E
61690KAN2
F
61690KAQ5
G
61690KAS1
H
61690KAU6
R
61690KAY8
A-S*
61690KAG7
B*
61690KAH5
C*
61690KAK8
Beginning
Balance
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.12786266
0.04855549
1.00000000
1.00000000
1.00000000
1.00000000
0.86424472
0.00000000
0.00000000
0.00000000
0.12786266
Principal
Distribution
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
Interest
Distribution
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
Total
Distribution
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
Realized
Loss
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00233133
0.00000000
0.00000000
0.00000000
0.00000000
Ending
Balance
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.12786266
0.04855549
1.00000000
1.00000000
1.00000000
1.00000000
0.86191338
0.00000000
0.00000000
0.00000000
0.12786266
* Denotes Exchange and Exchangeable classes

Morgan Stanley Bank Of America Merrill Lynch Trust 2013-C7
Commercial Mortgage Pass
-
Through Certificates, Series 2013-C7
October 2025
PRINCIPAL DETAIL
Class
A-1
A-2
A-AB
A-3
A-4
A-S*
B*
C*
D
E
F
G
H
Totals:
Beginning
Balance
0.00
0.00
0.00
0.00
0.00
0.00
0.00
6,684,148.57
55,761,000.00
6,970,000.00
22,653,000.00
27,880,000.00
37,649,858.34
157,598,006.91
Scheduled
Principal
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Unscheduled
Principal
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Collateral
Support
Deficit
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
101,561.97
101,561.97
Trust
Advisor
Expenses
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Ending
Balance
0.00
0.00
0.00
0.00
0.00
0.00
0.00
6,684,148.57
55,761,000.00
6,970,000.00
22,653,000.00
27,880,000.00
37,548,296.37
157,496,444.94
Cumulative
Coll Support
Deficit
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
7,462,964.31
7,462,964.31
* Denotes Exchange and Exchangeable classes

Morgan Stanley Bank Of America Merrill Lynch Trust 2013-C7
Commercial Mortgage Pass
-
Through Certificates, Series 2013-C7
October 2025
INTEREST DETAIL
Accrued
Certificate
Class
Interest
A-1
0.00
A-2
0.00
A-AB
0.00
A-3
0.00
A-4
0.00
X-A
0.00
A-S*
0.00
B*
0.00
C*
22,484.90
X-B
646.13
D
192,965.42
E
24,120.24
F
78,392.53
G
96,480.98
H
130,290.36
R
0.00
Net Prepay
Interest
Shortfall
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Interest
Adjustment
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Current
Interest
Shortfalls
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
22,484.90
646.13
192,965.42
24,120.24
78,392.53
96,480.98
130,290.36
0.00
Prepayment
Premium
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Yield
Maintenance
Charges
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Total Interest
Distribution
Amount
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Cumulative
Unpaid Interest
Shortfall
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
114,582.49
3,230.67
2,786,958.08
514,439.25
1,727,624.32
2,804,184.96
6,997,671.91
0.00
Totals:
545,380.56
0.00
0.00
545,380.56
0.00
0.00
0.00
14,948,691.69
* Denotes Exchange and Exchangeable classes

Morgan Stanley Bank Of America Merrill Lynch Trust 2013-C7
Commercial Mortgage Pass
-
Through Certificates, Series 2013-C7
October 2025
RECONCILIATION OF FUNDS
Funds Collection
Interest
Scheduled Interest
Interest Adjustments
Deferred Interest
Net Prepayment Shortfall
50,720.83
(19,715.21)
0.00
0.00
Fees
Master Servicing Fee
Certificate Administrator Fee
Trustee Fee
Custodian Fee
Funds Distribution
337.35
0.00
0.00
0.00
Net Prepayment Interest Excess
Interest Reserve (Deposit)/Withdrawal
Interest Collections
Principal
Scheduled Principal
Unscheduled Principal
Principal Adjustments
Principal Collections
0.00
0.00
31,005.62
101,561.97
(101,561.97)
101,561.97
101,561.97
Trust Advisor Fee
Special Servicing Fee
Workout Fee
Liquidation Fee
Special Serv Fee plus Adj.
Miscellaneous Fee
Fee Distributions
Additional Trust Fund Expenses
Reimbursed for Interest on Advances
Net ASER Amount
Non-Recoverable Advances
Other Expenses or Shortfalls
0.00
0.00
30,668.27
0.00
30,668.27
0.00
31,005.62
0.00
0.00
101,561.97
Other
Yield Maintenance
Prepayment Premium
Other Collections
Total Collections
0.00
0.00
0.00
132,567.59
Additional Trust Fund Expenses
Payments to Certificateholders
Interest Distribution
Principal Distribution
Yield Maintenance
Prepayment Premium
Payments to Certificateholders
Total Distribution
101,561.97
0.00
0.00
0.00
0.00
0.00
132,567.59

Morgan Stanley Bank Of America Merrill Lynch Trust 2013-C7
Commercial Mortgage Pass
-
Through Certificates, Series 2013-C7
October 2025
ADDITIONAL RECONCILIATION DETAIL
Interest Accrual Period
September 1,2025-September 30,2025
Stated Principal Balance
P&I Advances:
Principal
Interest
Master
Servicer
0.00
0.00
Trustee
0.00
0.00
Beginning
157,598,006.91
Ending
157,496,444.94
Total Current Advances
Cumulative Advances
0.00
0.00
0.00
0.00
TA Unused Fees Reserve Account
Beg Balance
0.00
Excess Liquidation Proceeds Account
Beg Balance
0.00
(Withdraw)/Dep
0.00
(Withdraw)/Dep
0.00
End Balance
0.00
End Balance
0.00
Interest on Advances
Servicing Advances:
Interest on Advances
0.00
Master
Servicer
0.00
0.00
Special
Servicer
0.00
Trustee
0.00
Disclosable Special Servicer Fees
Specially Serviced Loans that are not Delinquent
Commission
0.00
Count
0
Current but not Specially Serviced Loans
Balance
0.00
Brokerage Fee
0.00
Rebate
0.00
Shared Fee
0.00
Other
0.00
(Foreclosure Proceedings Commenced, but not REO Property)
Count
Balance
0
0.00

Morgan Stanley Bank Of America Merrill Lynch Trust 2013-C7
Commercial Mortgage Pass
-
Through Certificates, Series 2013-C7
October 2025
CURRENT LOAN MODIFICATION REPORT
Ending
Principal
Loan ID
Balance
Modified/
Extended/
Waived
Terms
Fees
Penalties
Payment
Comments
Totals:
* Pending information provided by Servicer

Morgan Stanley Bank Of America Merrill Lynch
T
rust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
October 2025
HISTORICAL DELINQUENCY & LIQUID
A
TION SUMMARY (S
TA
TED BALANCE)
30 Days Delinq
(1)
60 Days Delinq
(1)
90+ Days Delinq
(1)
Bankruptcy
Foreclosure
REO
Prepayments/Liquidation
Month
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Oct 2025
0
Sep 2025
0
Aug 2025
0
Jul 2025
0
Jun 2025
0
May 2025
0
Apr 2025
0
Mar 2025
0
Feb 2025
0
Jan 2025
0
Dec 2024
0
Nov 2024
0
Oct 2024
0
Sep 2024
0
Aug 2024
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
1
81,675,063.80
81,675,063.80
81,675,063.80
81,675,063.80
81,675,063.80
81,675,063.80
81,675,063.80
81,675,063.80
81,675,063.80
81,675,063.80
81,675,063.80
81,675,063.80
81,917,987.63
82,169,196.75
82,410,420.18
51.9
%
0
51.8
%
0
51.8
%
0
51.7
%
0
51.7
%
0
51.7
%
0
51.6
%
0
51.6
%
0
51.5
%
0
51.5
%
0
51.4
%
0
51.4
%
0
51.4
%
0
51.4
%
0
51.4
%
0
0.00
0.0
%
2
0.00
0.0
%
2
0.00
0.0
%
2
0.00
0.0
%
2
0.00
0.0
%
2
0.00
0.0
%
2
0.00
0.0
%
2
0.00
0.0
%
2
0.00
0.0
%
2
0.00
0.0
%
2
0.00
0.0
%
2
0.00
0.0
%
2
0.00
0.0
%
2
0.00
0.0
%
2
0.00
0.0
%
2
55,913,791.93
35.5
%
1
55,913,791.93
35.5
%
1
55,913,791.93
35.5
%
1
55,913,791.93
35.4
%
1
55,913,791.93
35.4
%
1
55,913,791.93
35.4
%
1
55,913,791.93
35.3
%
1
55,913,791.93
35.3
%
1
55,913,791.93
35.3
%
1
55,913,791.93
35.2
%
1
55,913,791.93
35.2
%
1
55,913,791.93
35.2
%
1
55,913,791.93
35.1
%
1
56,027,277.93
35.0
%
1
56,136,162.02
35.0
%
1
9,618,8
1
1.51
6.1
%
0
9,618,8
1
1.51
6.1
%
0
9,618,8
1
1.51
6.1
%
0
9,649,931.96
6.1
%
0
9,649,931.96
6.1
%
1
9,679,897.55
6.1
%
0
9,710,818.60
6.1
%
0
9,740,578.84
6.1
%
0
9,773,428.71
6.2
%
0
9,802,977.78
6.2
%
0
9,832,427.19
6.2
%
0
9,862,850.34
6.2
%
0
9,892,097.81
6.2
%
0
9,922,326.17
6.2
%
0
9,951,373.05
6.2
%
0
0.00
0.0%
0.00
0.0%
0.00
0.0%
0.00
0.0%
28,082.62
0.0%
0.00
0.0%
0.00
0.0%
0.00
0.0%
0.00
0.0%
0.00
0.0%
0.00
0.0%
0.00
0.0%
0.00
0.0%
0.00
0.0%
0.00
0.0%
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO
(2) Percentage in relation to Ending Scheduled Balance

Morgan Stanley Bank Of America Merrill Lynch
T
rust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
October 2025
REO S
TA
TUS REPORT
Ending
Loan ID
State
City
Property Type
Book Value
Scheduled Loan
REO Date
Appraisal
Total Exposure
Appraisal Value
Date
Date Asset
Expected to
be Resolved
or Foreclosed
REO Revenue
and Other
Amounts
Type *
30289977
Count:
NY
New
Y
ork
Retail
1
Totals:
13,250,000.00
13,250,000.00
9,618,8
1
1.51
07/17/2024
9,618,8
1
1.51
9,622,988.87
9,622,988.87
9,000,000.00
10/01/2024
9,000,000.00
936,583.38
936,583.38
(*) Legend: (1) Partial Liq’n (Curtailment), (2) Payoff Prior T
o Maturity, (3) Disposition / Liquidation, (4) Repurchase/ Substitution, (5) Full Payoff At Maturity, (6) DPO, (7) Liquidated, (8) Payoff w/ penalty,
(9) Payoff w/ yield Maintenance, (10) Curtailment w/ Penalty, (11) Curtailment w/ Yield Maintenance

Morgan Stanley Bank Of America Merrill Lynch
T
rust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
October 2025
ADDITIONAL RECONCILI
A
TION DE
T
AIL
REO Property with Final Recovery Determination
Liq Proceeds and
Loan ID
other Amts Rec’d
Liq Proceeds and
other Amt Allocated
to Certs
Loss on Mortgage Loans

Morgan Stanley Bank Of America Merrill Lynch
T
rust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
October 2025
HISTORICAL LIQUID
A
TION LOSS LOAN DE
T
AIL
Loan ID
30289960
30289961
Liquidation
Month
Jan 2017
Jun 2023
Liquidation /
Prepayment
Code *
6
6
Current Beginning
Scheduled Balance
15,736,975.16
7,154,893.36
Most Recent Value **
13,000,000.00
0.00
Net Proceeds Received
on Liquidation
12,140,591.79
7,450,940.83
Liquidation Expense
(896,446.95)
296,047.47
Net Proceeds Available
for Distribution
13,037,038.74
7,154,893.36
Realized Loss to Trust
2,699,936.42
0.00
Count:
2
Totals:
22,891,868.52
13,000,000.00
19,591,532.62
(600,399.48)
20,191,932.10
2,699,936.42
* Liquidation / Prepayment Code: 1 - Partial Liq’n (Curtailment); 2 -
Payoff Prior
T
o Maturity; 3 - Disposition / Liquidation; 4 - Repurchase/ Substitution; 5 -
Full Payoff At Maturity; 6 - DPO; 7 - Liquidated; 8 -
Payoff w/ penalty; 9 - Payoff w/ yield Maintenance; 10 - Curtailment w/ Penalty;
11 - Curtailment w/ Yield Maintenance
** Reported as of liquidation period. If not provided by the servicer,
Most Recent V
alue is as of cutoff
.

Morgan Stanley Bank Of America Merrill Lynch
T
rust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
October 2025
BOND/COLL
A
TERAL REALIZED LOSS RECONCILI
A
TION
Loan ID
30289960
30289961
30289969
30289969
30289969
30289969
30289969
30289969
30289969
30289969
30289974
30289974
30289974
30289974
30289960
30289960
30289960
30289960
30289960
30289960
Period
Jan 2017
Jun 2023
Mar 2025
Apr 2025
May 2025
Jun 2025
Jul 2025
Aug 2025
Sep 2025
Oct 2025
Feb 2024
Mar 2024
Apr 2024
Sep 2025
Mar 2017
Jul 2017
Jan 2018
Mar 2018
Apr 2018
Jun 2018
Beginning
Balance of the
Loan at
Liquidation
15,736,975.16
7,154,893.36
Aggregate
Realized Loss
on Loans
3,798,980.15
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
2,808,980.15
2,815,527.76
2,699,090.42
2,699,530.42
2,699,570.42
2,699,936.42
Prior Realized
Loss Applied to
Certificates
A
0.00
0.00
0.00
158,653.61
314,835.61
472,799.50
630,430.1
1
730,503.73
862,191.47
934,910.36
0.00
487,942.14
1,006,035.44
1,494,660.68
3,798,980.15
2,808,980.15
2,815,527.76
2,699,090.42
2,699,530.42
2,699,570.42
Amounts
Covered by
Overcollateraliz
ation and other
Credit Support
B
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Interest
(Shortages) /
Excesses
applied to
Realized Loss
C
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Modification
Adjustments /
Appraisal
Reduction
Adjustment
D
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Additional
(Recoveries) /
Expenses
applied to
Realized Loss
E
0.00
0.00
158,653.61
156,182.00
157,963.89
157,630.61
100,073.62
131,687.74
72,718.89
101,561.97
487,942.14
518,093.30
488,625.24
28,344.51
(990,000.00)
6,547.61
(1
16,437.34)
440.00
40.00
366.00
Current
Realized Loss
Applied to
Certificates*
3,798,980.15
0.00
158,653.61
314,835.61
472,799.50
630,430.1
1
730,503.73
862,191.47
934,910.36
1,036,472.33
487,942.14
1,006,035.44
1,494,660.68
1,523,005.19
2,808,980.15
2,815,527.76
2,699,090.42
2,699,530.42
2,699,570.42
2,699,936.42
Recoveries of
Realized
Losses paid
as Cash
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
(Recoveries) /
Loss to
Certificate
Interest
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Loan Count:
4
Totals:
5,399,872.84
0.00
0.00
0.00
1,460,433.79
7,959,350.36
0.00
0.00
Description of Fields
A
B
C
D
E
*In the Initial Period the Current Realized Loss Applied to Certificates will equal Aggregate Realized Loss on Loans
- B - C - D + E instead of A - C - D + E
Prior Realized Loss Applied to Certificates
Reduction to Realized Loss applied to bonds (could represent OC, insurance policies, reserve accounts, etc)
Amounts classified by the Master as interest adjustments from general collections on a loan with a Realized Loss
Adjustments that are based on principal haircut or future interest foregone due to modification
Realized Loss Adjustments, Supplemental Recoveries or Expenses on a previously liquidated loan

Morgan Stanley Bank Of America Merrill Lynch
T
rust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
October 2025
INTEREST ADJUSTMENT RECONCILI
A
TION
Current Ending
Scheduled
Loan ID
Balance
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
(Excess)/
Shortfall *
Non-
Recoverable
(Scheduled
Interest Not
Advanced)**
Reimbursed
Interest on
Advances
Modified
Interest Rate
Reduction/
(Excess)
Reimbursement of
Advances to Servicer
Current Month
Outstanding
Other
Shortfalls/
(Refunds)
30289967
30289969
30289974
30289977
Count:
Totals:
81,675,063.80
37,416,938.60
18,496,853.33
9,618,8
1
1.51
4
147,207,667.24
17,015.64
7,795.20
3,853.51
2,003.92
30,668.27
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
271,484.51
0.00
125,619.58
0.00
66,723.54
0.00
31,331.28
0.00
495,158.91
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
19,715.21
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
19,715.21
0.00
0.00
Total Interest Shortfall hitting the Trust:
545,542.39
*
T
otal shortfall may not match impact to bonds due to, but not limited to, the net effect of PPIE and Master Servicing fees received as per the governing documents.
**In some cases, the Servicer does not withhold their Servicing Fees on Non-Recoverable loans.

Morgan Stanley Bank Of America Merrill Lynch
T
rust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
October 2025
APPRAISAL REDUCTION REPORT
Loan ID
Property Name
30289969
30289967
30289977
30289974
Paid Through
Date
07/06/2022
12/01/2023
07/10/2025
06/10/2020
ARA (Appraisal
Reduction Amount)
37,804,922.24
81,797,880.91
1,845,550.62
17,828,799.85
ARA Date
05/12/2025
06/1
1/2025
12/1
1/2024
03/1
1/2025
Most Recent Value
13,000,000.00
1
1,100,000.00
9,000,000.00
7,500,000.00
Most Recent
Valuation Date
02/24/2025
02/19/2025
10/01/2024
10/14/2024
Most Recent Net
ASER Amount
0.00
0.00
0.00
0.00
Cumulative ASER
Amount
2,072,840.47
2,279,065.06
0.00
820,481.01
Count:
4
Totals:
139,277,153.62
40,600,000.00
0.00
$5,172,386.54

Morgan Stanley Bank Of America Merrill Lynch
T
rust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
October 2025
LOAN LEVEL DE
T
AIL
Property
Transfer
Maturity
Neg
End Schedule
Note
Sched
Prepay
Prepay
Paid
Prepay
Loan
Interest
Yield Maint
PFY
Operating
Loan ID
Type
Date
Stat
Date
Am
Balance
Rate
P&I
Adj
Date
Thru
Premium
Status **
Payment
Charges
DSCR
Stmnt
30289967
Retail
05/14/20
MA
1
1/01/22
N
81,675,063.80
4.010
0.00
0.00
12/01/23
0.00
5
0.00
0.00
0.27
12/31/24
30289969
Retail
08/26/19
IA
12/06/22
N
37,416,938.60
4.050
0.00
0.00
07/06/22
0.00
5
0.00
0.00
-0.56
12/31/24
30289974
30289977
30289983
30289986
30289984
30289985
30289991
30289990
Retail
07/23/19
NY
Retail
01/12/23
NY
Retail
IA
Retail
IA
Retail
MO
Retail
IL
Retail
UT
Retail
NE
12/10/22
N
01/10/23
N
1
1/01/35
N
05/01/35
N
07/01/30
N
05/01/30
N
02/01/33
N
04/01/32
N
18,496,853.33
4.350
9,618,8
1
1.51
3.930
2,580,478.43
5.500
2,139,102.37
5.500
1,566,943.29
6.040
1,498,304.63
5.850
1,290,703.13
6.750
1,213,245.85
6.070
0.00
0.00
0.00
0.00
27,831.27
0.00
23,973.29
0.00
31,690.69
0.00
31,123.01
0.00
18,801.52
0.00
18,863.02
0.00
06/10/20
07/10/25
10/01/25
10/01/25
10/01/25
10/01/25
10/01/25
10/01/25
0.00
5
0.00
0.00
5
0.00
0.00
0
1
1,900.21
0.00
0
9,868.86
0.00
0
8,006.16
0.00
0
7,419.79
0.00
0
7,324.76
0.00
0
6,201.05
0.00
0.04
0.00
0.62
0.00
1.01
0.00
0.98
0.00
1.14
0.00
1.00
0.00
1.65
0.00
1.42
12/31/24
12/31/24
09/30/24
09/30/24
12/31/24
12/31/24
12/31/24
12/31/24
30289956
30289957
30289958
30289959
30289960
30289961
30289962
30289963
30289964
30289965
30289966
30289968
30289970
30289971
30289972
30289973
30289975
30289976
30289978
30289979
30289980
30289981
30289982
30289987
30289988
30289989
30289992
30289993
30289994
30289995
30289996
Industrial
Self Storage
Lodging
Retail
Office
Lodging
Industrial
Retail
Office
Self Storage
Office
Lodging
Retail
Lodging
Office
Retail
Retail
Retail
Lodging
Retail
Retail
Retail
Multifamily
Lodging
Retail
Retail
Retail
Multifamily
Retail
Retail
Retail
XX
01/01/23
XX
01/01/23
CA
10/01/22
NC
12/01/22
FL
01/01/23
KY
01/01/23
TX
01/01/23
MO
01/01/23
OH
12/01/22
MO
12/01/22
NY
1
1/07/22
MA
01/01/18
P
A
12/01/22
XX
12/01/17
TX
12/01/22
CA
1
1/01/22
P
A
12/05/22
NY
12/01/22
TX
01/01/23
NY
12/01/22
TX
01/01/26
CA
12/01/22
TX
12/01/22
IN
12/01/22
XX
10/01/22
NJ
06/01/25
NC
12/01/22
CA
01/01/23
IL
1
1/01/22
XX
01/01/23
TX
12/01/22
10/01/22
01/01/23
08/01/18
05/01/23
01/03/18
05/12/23
04/01/20
1
1/01/22
09/01/22
10/01/16
1
1/07/22
1
1/01/17
09/01/22
03/01/17
01/01/24
1
1/01/22
09/05/22
1
1/01/22
02/01/22
12/01/22
04/01/15
09/02/22
12/02/22
1
1/01/22
07/01/22
06/01/25
12/01/22
10/01/22
10/01/21
01/01/23
09/01/22

Morgan Stanley Bank Of America Merrill Lynch
T
rust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
October 2025
LOAN LEVEL DE
T
AIL
Property
Transfer
Maturity
Neg
End Schedule
Note
Sched
Prepay
Prepay
Paid
Prepay
Loan
Interest
Yield Maint
PFY
Operating
Loan ID
Type
Date
Stat
Date
Am
Balance
Rate
P&I
Adj
Date
Thru
Premium
Status **
Payment
Charges
DSCR
Stmnt
30289997
30289999
30291720
30291771
30291772
30291773
30291774
30291775
30291776
30291777
30291778
30291779
30291780
30304000
30304001
30304002
30304003
30304004
30304005
30304006
30304007
30304008
30304009
30304010
30501702
30502027
30503455
Retail
Office
Retail
Retail
Office
Retail
Retail
Mixed Use
Office
Lodging
Retail
Retail
Retail
Industrial
Retail
Office
Multifamily
Retail
Retail
Retail
Retail
Mixed Use
Industrial
Office
Industrial
Industrial
Industrial
NC
12/01/22
NY
1
1/07/22
MA
01/06/23
NY
01/01/23
IL
01/01/23
CA
01/01/23
CA
01/01/23
MI
01/01/23
NJ
01/01/23
CA
01/01/23
LA
01/01/23
NY
01/01/23
MA
01/01/23
TN
01/01/23
P
A
1
1/01/22
WA
1
1/01/22
TX
12/01/22
WI
01/01/18
TX
12/01/22
CA
01/01/23
AL
1
1/01/22
MD
01/01/23
MD
12/01/22
CA
01/01/18
XX
01/01/23
XX
01/01/23
XX
01/01/23
12/01/22
1
1/07/22
10/06/22
01/01/23
01/01/23
1
1/01/22
10/01/21
10/01/22
06/01/19
1
1/01/22
01/01/23
07/01/16
12/30/22
09/01/22
1
1/01/22
08/01/22
10/01/22
10/01/16
09/01/22
10/01/22
09/01/22
12/01/22
10/01/22
04/01/16
10/01/22
10/01/22
10/01/22
Count:
68
Totals:
157,496,444.94
152,282.80
0.00
0.00
50,720.83
0.00
* If State field is blank or ’XX’, loan has properties in multiple states.
** Loan Status: A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent;
3 = 90-120 Days Delinquent; 4 = Performing Matured Balloon; 5 = Non-Performing Matured Balloon; 6 = 121+ Days Delinquent; R = Repurchased.

Morgan Stanley Bank Of America Merrill Lynch
T
rust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
October 2025
HISTORICAL LOAN MODIFIC
A
TION REPORT
Date of Last
Loan ID
Modification
Balance When
Sent to Special
Servicer
Modified
Balance
Old Note
Rate
Modified
Note Rate
Old P&I
Modified
Payment
Amount
Old
Maturity
Date
Maturity Date
Total Months for
Change of
Modification
Modification Code
*
*Modification Code: 1 = Maturity Date Extension; 2 = Amortization Change; 3 =
Principal Write-Off; 4 =Not Used; 5 =
T
emporary Rate Reduction;
6 = Capitalization on Interest; 7 =
Capitalization on
T
axes; 8 = Other; 9 = RCombination; 10 = Forbearance.

Morgan Stanley Bank Of America Merrill Lynch
T
rust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
October 2025
M
A
TERIAL BREACHES AND DOCUMENT DEFECTS
Ending Principal
Loan ID
Balance
Material Breach Date
Date Received Notice
Description
Count:
Totals:

5M to 9.9M
80M to 84.9M
15M to 19.9M
35M to 39.9M
0M to 4.9M
3
.
750%
-
3
.
990%
4
.
000%
-
4
.
240%
4
.
250%
-
4
.
490%
5
.
500%
-
5
.
740%
5
.
750%
-
5
.
990%
6
.
000%
-
6
.
240%
6
.
750%
-
6
.
990%
Morgan Stanley Bank Of America Merrill Lynch
T
rust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
October 2025
MORTGAGE LOAN CHARACTERISTICS
Remaining Principal Balance
60
Count
0M to 4.9M
6
5M to 9.9M
1
15M to 19.9M
1
35M to 39.9M
1
80M to 84.9M
1
Balance ($)
%
50
$10,288,777.70
6.53%
$9,618,81
1.51
6.
1
1%
40
$18,496,853.33
1
1.74%
$37,416,938.60
23.76%
30
$81,675,063.80
51.86%
Total
10
$157,496,444.94
100.00%
20
10
0
Gross Rate
80
3.750%
-
3.990%
4.000%
-
4.240%
4.250%
-
4.490%
5.500%
-
5.740%
5.750%
-
5.990%
6.000% - 6.240%
6.750% - 6.990%
70
Count
Balance ($)
%
1
$9,618,81
1.51
6.
1
1%
60
2
$1
19,092,002.40
75.62%
1
$18,496,853.33
1
1.74%
50
2
$4,719,580.80
3.00%
1
$1,498,304.63
0.95%
40
2
$2,780,189.14
1.77%
1
$1,290,703.13
0.82%
30
Total
10
$157,496,444.94
100.00%
Total Weighted Average Rate: 4.18%
20
10
0

UTAH
MASSACHUSETTS
IOWA
NEW YORK
MISSOURI
ILLINOIS
NEBRASKA
Morgan Stanley Bank Of America Merrill Lynch
T
rust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
October 2025
MORTGAGE LOAN CHARACTERISTICS
Geographic Distribution by State
Count
MASSACHUSETTS
1
IOWA
3
NEW YORK
2
MISSOURI
1
ILLINOIS
1
UTAH
1
NEBRASKA
1
Balance ($)
%
$81,675,063.80
51.86%
$42,136,519.40
26.75%
$28,1
15,664.84
17.85%
$1,566,943.29
0.99%
$1,498,304.63
0.95%
$1,290,703.13
0.82%
$1,213,245.85
0.77%
60
50
Total
10
$157,496,444.94
100.00%
40
30
20
10
0
Property
T
ype
Count
Balance ($)
%
Retail
10
Total
10
$157,496,444.94
100.00%
$157,496,444.94
100.00%
Retail
100.0%
Total:
100.0%
Retail
100

Morgan Stanley Bank Of America Merrill Lynch
T
rust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
October 2025
MORTGAGE LOAN CHARACTERISTICS
Seasoning
100
Months
153 - 155
159 - 161
195 - 197
219 - 221
243 - 245
Count
4
2
1
1
2
Balance ($)
%
80
$147,207,667.24
93.47%
$4,719,580.80
3.00%
60
$1,290,703.13
0.82%
$1,213,245.85
0.77%
$3,065,247.92
1.95%
40
Total
10
$157,496,444.94
100.00%
20
Total Weighted Average Seasoning: 157
0
153 - 155
159 - 161
195 - 197
219 - 221
243 - 245
Remaining
T
erm to Maturity
100
Months
0 - 2
54 - 56
57 - 59
78 - 80
87 - 89
114 - 116
Count
Balance ($)
%
80
4
$147,207,667.24
93.47%
1
$1,498,304.63
0.95%
60
1
$1,566,943.29
0.99%
1
$1,213,245.85
0.77%
1
$1,290,703.13
0.82%
40
1
$2,139,102.37
1.36%
120 - 122
Total
1
$2,580,478.43
1.64%
10
$157,496,444.94
100.00%
20
Total Weighted Average Remaining Months: 7
0
0 - 2
54 - 56
57 - 59
78 - 80
87 - 89
114 - 116
120 - 122

0.000 - 0.490
-0.50 - -0.01
0.500 - 0.990
-1.00 - -0.51
1.000 - 1.490
1.500 - 1.990
3.000 - 3.490
Morgan Stanley Bank Of America Merrill Lynch
T
rust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
October 2025
MORTGAGE LOAN CHARACTERISTICS
DSCR
60
50
Count
Balance ($)
%
-1.00 - -0.51
-0.50 - -0.01
0.000 - 0.490
0.500 - 0.990
1.000 - 1.490
1.500 - 1.990
3.000 - 3.490
1
$37,416,938.60
23.76%
40
1
$18,496,853.33
1
1.74%
1
$81,675,063.80
51.86%
30
1
$9,618,81
1.51
6.
1
1%
20
4
$6,858,972.20
4.36%
1
$1,290,703.13
0.82%
10
1
$2,139,102.37
1.36%
0
Total
10
$157,496,444.94
100.00%
Total Weighted Average DSCR: 0.13
Amortization
T
ype
Amortizing Balloon
Full Amortizing
Count
Balance ($)
%
4
$147,207,667.24
93.47%
6
$10,288,777.70
6.53%
Full Amortizing
6.53%
Total
10
$157,496,444.94
100.00%
Amortizing Balloon
93.47%
Full Amortizing
6.53%
Total:
100.00%
Amortizing Balloon
93.47%

Morgan Stanley Bank Of America Merrill Lynch
T
rust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
October 2025
Delinquency Summary Report
Group 1
Delinquent
Loan Count
Current
6
30 - 59 days
0
60 - 89 days
0
90 - 120 days
0
121 + days
1
TOTAL
30 - 59 days
7
Current
Bankruptcy
Foreclosure
REO
TOTAL
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
10,288,777.70
6.53%
10,288,777.70
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
6
10,288,777.70
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
1
0
9,618,811.51
0.00
6.11%
0.00%
9,618,811.51
0.00
1
0
9,618,811.51
0.00
0.00
81,675,063.80
0.00%
51.86%
0.00
84,347,200.25
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
2
0.00
55,913,791.93
0.00%
35.50%
0.00
60,11
1,01
1.34
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
3
0.00
137,588,855.73
91,963,841.50
58.39%
94,635,977.95
0
0.00
0.00%
0.00
2
55,913,791.93
35.50%
60,111,011.34
1
9,618,811.51
6.11%
9,618,811.51
10
157,496,444.94
121 + days
Current
6.5%
30 - 59 days
6.1%
60 - 89 days
0.0%
90 - 120 days
0.0%
121 + days
87.4%
Percentage*
Actual Bal
6.53%
10,288,777.70
6.11%
0.00%
9,618,811.51
0.00
0.00%
87.36%
0.00
144,458,211.59
100.00%
Total:
100.0%
164,365,800.80
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

Morgan Stanley Bank Of America Merrill Lynch
T
rust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
October 2025
DEFEASED LOAN DE
T
AIL
Current Ending
Loan ID
Scheduled Balance
Maturity Date
Current
Note Rate
Defeasance
Status *
Count:
Totals:
* Defeasance Status: P = Portion of Loan Previously Defeased. F = Full Defeasance.